Summary of Option Activity (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011	Dec. 31, 2010
Number of Shares
Outstanding at beginning of period	7,487,085	7,188,284
Granted	2,477,500	983,000
Exercised
Forfeited or expired		(684,199)
Outstanding at end of period		7,487,085	7,188,284
Exercisable at end of period		3,491,204
Weighted-Average Exercise Price per Share
Outstanding at beginning of period	$ 15.10	$ 14.77
Granted		$ 16.46
Exercised
Forfeited or expired		$ 13.57
Outstanding at end of period		$ 15.10	$ 14.77
Exercisable at end of period		$ 13.55
Weighted-Average Remaining Contractual Term (Years)
Outstanding at end of period		5 years 10 months 24 days	6 years 8 months 12 days
Exercisable at end of period		4 years 8 months 12 days
Aggregate Intrinsic Value
Outstanding at beginning of period	$ 10,221,968	$ 12,221,730
Outstanding at end of period		10,221,968	12,221,730
Exercisable at end of period		$ 10,221,968